UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund:    BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

New York — 129.6%
Corporate — 4.9%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$448,483
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25(a)	500	541,965
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	596,515
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/26	1,000	1,075,490
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24(a)	500	500,285

		3,162,738
County/City/Special District/School District — 20.4%
City of Glen Cove New York, GO:
Series A, 5.00%, 1/01/25	195	227,345
Series A, 5.00%, 1/01/26	105	122,920
City of Glen Cove New York, GO Refunding:
5.00%, 1/15/25	980	1,143,356
5.00%, 1/15/26	520	609,123
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,334,380
5.00%, 8/01/30	1,250	1,437,900
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	810,159
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,591,455
Sub-Series I-1, 5.13%, 4/01/25	750	791,250
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,000	1,002,680

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of Yonkers New York, GO, Refunding, Series B, 5.00%, 8/01/24	$490	$581,659
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	348,624
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 2/15/21(b)	600	686,652
5.75%, 2/15/47	400	455,684
New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32(c)	20	23,572
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,128,190

		13,294,949
Education — 35.7%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/20(b)	1,000	1,079,340
Build NYC Resource Corp., Refunding RB:
Manhattan College Project, 5.00%, 8/01/30	700	827,918
New York Law School Project, 5.00%, 7/01/33	2,000	2,268,620
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	283,310
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	583,625
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 4.50%, 6/01/27	1,000	1,081,620
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,140,940

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	$1,000	$1,163,360
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/20(b)	1,000	1,086,820
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	566,465
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	500	609,535
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	513,435
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	135,571
Fordham University, Series A, 5.25%, 7/01/25	500	562,590
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,142,610
Mount Sinai School of Medicine, 5.50%, 7/01/19(b)	1,000	1,071,130
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	294,725
Series A, 5.00%, 3/15/32	1,000	1,177,240
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,017,320
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	437,970
Fordham University, 5.00%, 7/01/30	300	348,162
Pace University, Series A, 5.00%, 5/01/27	980	1,096,346
Series B, 5.00%, 7/01/31	1,500	1,768,035
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,242,339
The Culinary Institute of America, 5.00%, 7/01/28	500	556,555

Security	Par (000)	Value
Education (continued)
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	$1,000	$1,148,270

		23,203,851
Health — 16.3%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	566,720
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	236,569
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,092,050
County of Monroe Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/29	660	772,147
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,000,035
Remarketing, Series A, 5.00%, 11/01/30	580	629,532
Series B, 6.00%, 11/01/20(b)	205	233,427
Series B, 6.00%, 11/01/30	35	38,730
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 1/01/23	250	273,895
Kendal On Hudson Project, 5.00%, 1/01/28	875	963,821
Westchester Medical Center, 5.00%, 11/01/34	500	552,660
State of New York Dormitory Authority, RB, Series A(b):
New York State Association for Retarded Children, Inc., 5.30%, 7/01/19	450	480,528
New York University Hospitals Center, 5.00%, 7/01/20	1,000	1,097,930
State of New York Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	267,503

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/21(b)	$500	$561,590
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,270	1,466,444
Orange Regional Medical Center, 5.00%, 12/01/27(a)	100	114,305
Orange Regional Medical Center, 5.00%, 12/01/28(a)	200	226,148

		10,574,034
Housing — 3.1%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	573,885
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	786,576
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	690	691,980

		2,052,441
State — 12.7%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	601,640
Fiscal 2015, Series S-1, 5.00%, 7/15/37	1,140	1,316,996
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 8/01/31	1,000	1,209,260

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	$1,015	$1,140,779
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	604,926
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/19(b)	1,000	1,054,560
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 3/15/35	1,990	2,319,404

		8,247,565
Tobacco — 1.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	563,470
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 6/01/30	265	296,318

		859,788
Transportation — 28.7%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	850	959,752
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	1,000	1,142,900
Series A-1, 5.25%, 11/15/33	500	590,400
Series B, 5.25%, 11/15/33	1,000	1,180,730
Series B (NPFGC), 5.25%, 11/15/19	860	929,669
Sub-Series B-1, 5.00%, 11/15/21(b)	460	526,709
Sub-Series B-4, 5.00%, 11/15/21(b)	300	343,506
Sub-Series D-1, 5.25%, 11/15/44(c)	225	263,428
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,000	1,084,770

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	$2,000	$2,264,380
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	509,720
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,019,340
178th Series, AMT, 5.00%, 12/01/32(c)	1,000	1,140,800
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	744,064
Series K, 5.00%, 1/01/32	1,035	1,206,675
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,416,426
Series B-3, 5.00%, 11/15/33	500	602,600
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 1/01/22(b)	500	570,155
Sub-Series A, 5.00%, 11/15/24	1,000	1,180,600

		18,676,624
Utilities — 6.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	250	256,252
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19(b)	500	530,775
5.00%, 9/01/34	1,000	1,143,900
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,124,720

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	$1,000	$1,182,070

		4,237,717

Total Municipal Bonds in New York		84,309,707

Puerto Rico — 0.6%

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	375	392,708

Total Municipal Bonds — 130.2%		84,702,415

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 26.6%
County/City/Special District/School District — 7.7%
City of New York New York, GO, Sub-Series G-1, 5.00%, 4/01/29	750	848,929
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,172,191

		5,021,120
State — 10.0%
City of New York New York, GO:
Sub-Series 1-I, 5.00%, 3/01/32	991	1,151,141
Refunding Series E, 5.00%, 8/01/27	599	638,362
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,182,859
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	1,500	1,824,802

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 3/15/32	$1,499	$1,730,109

		6,527,273
Transportation — 6.2%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 2/15/29	1,005	1,226,726
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	749	810,601
Port Authority of New York & New Jersey, RB:
178th Series, AMT, 5.00%, 12/01/32	991	1,128,304
Consolidated 106th Series, 5.00%, 10/15/26	750	842,764

		4,008,395
Utilities — 2.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,748,100

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Par (000)/ Shares	Value
Utilities (continued)
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.6%		$17,304,888

Total Long-Term Investments (Cost — $96,228,037) — 156.8%		102,007,303

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(d)(e)	239,524	239,596

Total Short-Term Securities (Cost — $239,596) — 0.4%		239,596

Total Investments (Cost — $96,467,633) — 157.2%		102,246,899
Other Assets Less Liabilities — 1.7%		1,111,990
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(8,874,459)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.3)%		(29,456,144)

Net Assets Applicable to Common Shares — 100.0%		$65,028,286

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	187,589	51,935	239,524	$239,596	$696	$30	$(19)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(17)	December 2017	$1,992	$19,749
10-Year U.S. Treasury Note	(22)	December 2017	2,749	43,337
Long U.S. Treasury Bond	(9)	December 2017	1,372	26,507

Total				$89,593

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$102,007,303	$—	$102,007,303
Short-Term Securities	239,596	—	—	239,596

Total	$239,596	$102,007,303	$—	$102,246,899

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$89,593	$—	$—	$89,593

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(8,859,171)	$—	$(8,859,171)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

Total	$—	$(38,459,171)	$—	$(38,459,171)

During the period ended October 31, 2017, there were no transfers between levels.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2017